Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Preferred Stock Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of beginning at Dec. 31, 2021	$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2021	6,585,881
Balance as of ending at Dec. 31, 2022	$ 25,030,520				$ 25,030,520
Balance as of ending (in shares) at Dec. 31, 2022	6,585,881				6,585,881
Balance as of beginning at Dec. 31, 2021		$ 463	$ 565,821	$ (19,296,896)	$ (18,730,612)
Balance as of beginning (in shares) at Dec. 31, 2021		4,626,094
Changes in Stockholders Deficit
Exercise of stock options		$ 14	355,175		$ 355,189
Exercise of stock options (in shares)		144,931			144,931
Stock-based compensation			288,248		$ 288,248
Net loss				(10,023,891)	(10,023,891)
Balance as of ending at Dec. 31, 2022		$ 477	1,209,244	(29,320,787)	$ (28,111,066)
Balance as of ending (in shares) at Dec. 31, 2022		4,771,025			4,771,025
Balance as of ending at Mar. 31, 2023	$ 25,030,520
Balance as of ending (in shares) at Mar. 31, 2023	6,585,881
Changes in Stockholders Deficit
Stock-based compensation			48,241		$ 48,241
Net loss				(4,708,973)	(4,708,973)
Balance as of ending at Mar. 31, 2023		$ 477	1,257,485	(34,029,760)	(32,771,798)
Balance as of ending (in shares) at Mar. 31, 2023		4,771,025
Balance as of beginning at Dec. 31, 2022	$ 25,030,520				$ 25,030,520
Balance as of beginning (in shares) at Dec. 31, 2022	6,585,881				6,585,881
Balance as of ending at Dec. 31, 2023	$ 25,030,520				$ 25,030,520
Balance as of ending (in shares) at Dec. 31, 2023	6,585,881				6,585,881
Balance as of beginning at Dec. 31, 2022		$ 477	1,209,244	(29,320,787)	$ (28,111,066)
Balance as of beginning (in shares) at Dec. 31, 2022		4,771,025			4,771,025
Changes in Stockholders Deficit
Exercise of stock options		$ 7	114,256		$ 114,263
Exercise of stock options (in shares)		65,552			65,552
Stock-based compensation			777,403		$ 777,403
Net loss				(32,172,657)	(32,172,657)
Balance as of ending at Dec. 31, 2023		$ 484	2,100,903	(61,493,444)	$ (59,392,057)
Balance as of ending (in shares) at Dec. 31, 2023		4,836,577			4,836,577
Balance as of ending at Mar. 31, 2024	$ 25,030,520				$ 25,030,520
Balance as of ending (in shares) at Mar. 31, 2024	6,585,881				6,585,881
Changes in Stockholders Deficit
Exercise of stock options		$ 22	439,900		$ 439,922
Exercise of stock options (in shares)		221,977			221,977
Stock-based compensation			667,474		$ 667,474
Net loss				(24,022,085)	(24,022,085)
Balance as of ending at Mar. 31, 2024		$ 506	$ 3,208,277	$ (85,515,529)	$ (82,306,746)
Balance as of ending (in shares) at Mar. 31, 2024		5,058,554			5,058,554